Earnings (Loss) Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Ordinary Share [Abstract]
Schedule of Basic Earnings (Loss) Per Ordinary Share	As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.
	Six Months Ended June 30,
	2024	2023
SPAC Warrants	17,795,000	17,795,000
August 2020 PIPE Warrants	—	729,167
February 2021 Warrants	3,815,929,150	38,800,000
December 2021 Warrants	252,844,550	2,285,715
May 2022 Convertible Debenture	—	2,800,000
August 2022 and December 2022 Convertible Debentures	—	5,200,000
September 2023 Convertible Debenture	2,000,000	—
Series H Warrant	657,900	—
January 2024 Convertible Debenture	800,000	—
Series I Warrant	442,500	—